Average Annual Total Returns{- Fidelity® Municipal Money Market Fund} - 08.31 Fidelity Municipal Money Market Fund PRO-08 - Fidelity® Municipal Money Market Fund - Fidelity Municipal Money Market Fund-Default - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	1.24%	0.61%	0.31%